Share-based payments - Schedule of Assumptions Used to Measure Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in CAD per share)	$ 24.63	$ 48.92
Weighted average exercise price (in CAD per share)	$ 24.63	$ 48.92
Risk-free interest rate	2.52%	0.44%
Expected life in years	5	5
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average fair value of options issued (in CAD per share)	$ 7.86	$ 14.36